SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

3.   SEGMENTED INFORMATION

		Gas
		Pipelines		Green Power
	Liquids	and	Gas	and	Energy	Eliminations
Three months ended June 30, 2017	Pipelines	Processing	Distribution	Transmission	Services	and Other	Consolidated
(millions of Canadian dollars)
Revenues	2,243	1,954	1,022	140	5,855	(98)	11,116
Commodity and gas distribution costs	(5)	(703)	(452)	2	(5,862)	102	(6,918)
Operating and administrative	(684)	(553)	(241)	(41)	(11)	(116)	(1,646)
Depreciation and amortization	(385)	(250)	(157)	(50)	(1)	(25)	(868)

	1,169	448	172	51	(19)	(137)	1,684
Income/(loss) from equity investments	108	155	(23)	-	-	(4)	236
Other income/(expense)	(5)	79	4	-	1	100	179

Earnings/(loss) before interest and income taxes	1,272	682	153	51	(18)	(41)	2,099
Interest expense							(565)
Income tax expense							(293)

Earnings							1,241

Capital expenditures1	540	1,374	309	115	1	9	2,348

		Gas
		Pipelines		Green Power
	Liquids	and	Gas	and	Energy	Eliminations
Three months ended June 30, 2016	Pipelines	Processing	Distribution	Transmission	Services	and Other	Consolidated

(millions of Canadian dollars)
Revenues	1,743	615	613	122	4,933	(87)	7,939
Commodity and gas distribution costs	(3)	(463)	(293)	2	(4,917)	87	(5,587)
Operating and administrative	(663)	(127)	(144)	(37)	(19)	(13)	(1,003)
Depreciation and amortization	(336)	(75)	(84)	(47)	(1)	(12)	(555)

	741	(50)	92	40	(4)	(25)	794
Income/(loss) from equity investments	(83)	64	(16)	(1)	(1)	-	(37)
Other income/(expense)	(15)	5	7	2	(2)	(23)	(26)

Earnings/(loss) before interest and income taxes	643	19	83	41	(7)	(48)	731
Interest expense							(369)
Income tax expense							(10)

Earnings							352

Capital expenditures1	1,070	81	144	10	-	10	1,315

		Gas
		Pipelines		Green Power
	Liquids	and	Gas	and	Energy	Eliminations
Six months ended June 30, 2017	Pipelines	Processing	Distribution	Transmission	Services	and Other	Consolidated

(millions of Canadian dollars)
Revenues	4,398	3,189	2,606	277	11,988	(196)	22,262
Commodity and gas distribution costs	(8)	(1,350)	(1,498)	3	(11,830)	200	(14,483)
Operating and administrative	(1,444)	(807)	(430)	(81)	(23)	(412)	(3,197)
Depreciation and amortization	(741)	(386)	(269)	(101)	(1)	(42)	(1,540)

	2,205	646	409	98	134	(450)	3,042
Income/(loss) from equity investments	194	265	13	2	2	(4)	472
Other income/(expense)	(3)	110	6	1	2	98	214

Earnings/(loss) before interest and income taxes	2,396	1,021	428	101	138	(356)	3,728
Interest expense							(1,051)
Income tax expense							(491)

Earnings							2,186

Capital expenditures1	1,194	2,029	492	229	1	68	4,013

		Gas
		Pipelines		Green Power
	Liquids	and	Gas	and	Energy	Eliminations
Six months ended June 30, 2016	Pipelines	Processing	Distribution	Transmission	Services	and Other	Consolidated

(millions of Canadian dollars)
Revenues	4,356	1,267	1,779	256	9,244	(168)	16,734
Commodity and gas distribution costs	(5)	(946)	(1,059)	3	(9,213)	168	(11,052)
Operating and administrative	(1,446)	(246)	(278)	(77)	(34)	(19)	(2,100)
Depreciation and amortization	(682)	(149)	(164)	(95)	(1)	(23)	(1,114)

	2,223	(74)	278	87	(4)	(42)	2,468
Income/(loss) from equity investments	30	134	27	1	(3)	-	189
Other income/(expense)	2	20	17	2	(6)	215	250

Earnings/(loss) before interest and income taxes	2,255	80	322	90	(13)	173	2,907
Interest expense							(781)
Income tax expense							(427)

Earnings							1,699

Capital expenditures1	2,402	133	392	17	-	16	2,960

1	Includes allowance for equity funds used during construction.

TOTAL ASSETS

	June 30,	December 31,
	2017 [1]	2016
(unaudited; millions of Canadian dollars)
Liquids Pipelines	56,760	52,043
Gas Pipelines and Processing	47,256	11,182
Gas Distribution	19,063	10,204
Green Power and Transmission	6,035	5,571
Energy Services	1,667	1,951
Eliminations and Other	3,750	4,881

	134,531	85,832

1	Excludes goodwill allocation of $34.5 billion, in connection with the Merger Transaction (Note 5).